Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 401
Other lines of credit from banks	774
Revolving credit facility	2,000
Total	3,175
Other lines of credit in foreign subsidiaries, available	274
Other lines of credit from banks, available	774
Revolving credit facility, available	1,400
Total, available	$ 2,448